Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 10.4%
Automobile Components 0.5%
Fox Factory Holding Corp.*	50,481	1,309,477
Diversified Consumer Services 4.2%
Stride, Inc.*	72,212	10,484,460
Hotels, Restaurants & Leisure 1.0%
Hilton Grand Vacations, Inc.*	61,520	2,554,926
Household Durables 2.2%
LGI Homes, Inc.*	16,438	846,886
TopBuild Corp.*	14,727	4,767,719
		5,614,605
Leisure Products 1.1%
YETI Holdings, Inc.*	85,422	2,692,501
Specialty Retail 1.4%
Burlington Stores, Inc.*	6,261	1,456,559
Camping World Holdings, Inc. “A”	125,168	2,151,638
		3,608,197
Consumer Staples 5.4%
Consumer Staples Distribution & Retail 3.5%
Casey's General Stores, Inc.	17,094	8,722,556
Food Products 0.4%
Lancaster Colony Corp.	6,000	1,036,620
Household Products 1.5%
Church & Dwight Co., Inc.	32,867	3,158,847
Spectrum Brands Holdings, Inc.	12,226	647,978
		3,806,825
Energy 3.2%
Oil, Gas & Consumable Fuels
Core Natural Resources, Inc.	16,044	1,118,909
Crescent Energy Co. “A”	98,107	843,720
Expand Energy Corp.	15,732	1,839,700
Kosmos Energy Ltd.*	309,000	531,480
Matador Resources Co.	38,200	1,822,904
Ovintiv, Inc.	52,500	1,997,625
		8,154,338

Financials 8.9%
Banks 2.7%
Bank of Hawaii Corp.	9,100	614,523
Live Oak Bancshares, Inc.	54,736	1,631,133
Synovus Financial Corp.	50,875	2,632,781
The Bancorp, Inc.*	33,579	1,912,996
		6,791,433
Capital Markets 3.7%
Affiliated Managers Group, Inc.	15,215	2,993,856
Moelis & Co. “A”	83,995	5,234,568
Raymond James Financial, Inc.	7,065	1,083,559
		9,311,983
Financial Services 0.4%
WEX, Inc.*	7,244	1,064,071
Insurance 2.1%
Kinsale Capital Group, Inc.	10,700	5,177,730
Health Care 22.4%
Biotechnology 9.3%
Apellis Pharmaceuticals, Inc.*	26,776	463,492
Arrowhead Pharmaceuticals, Inc.*	25,124	396,959
Avidity Biosciences, Inc.*	54,100	1,536,440
Biohaven Ltd.*	40,043	565,007
Blueprint Medicines Corp.*	24,534	3,144,768
Caris Life Sciences, Inc.*	21,362	570,793
Catalyst Pharmaceuticals, Inc.*	42,200	915,740
Celldex Therapeutics, Inc.*	73,300	1,491,655
Halozyme Therapeutics, Inc.*	28,600	1,487,772
Insmed, Inc.*	43,737	4,401,692
Kiniksa Pharmaceuticals International PLC*	52,406	1,450,074
Neurocrine Biosciences, Inc.*	23,378	2,938,381
Travere Therapeutics, Inc.*	79,887	1,182,327
Ultragenyx Pharmaceutical, Inc.*	24,052	874,531
Vaxcyte, Inc.*	30,900	1,004,559
Vera Therapeutics, Inc.*	43,300	1,020,148
		23,444,338
Health Care Equipment & Supplies 3.5%
Alphatec Holdings, Inc.*	50,668	562,415
Ceribell, Inc.*	53,808	1,007,824
Globus Medical, Inc. “A”*	20,338	1,200,348
Haemonetics Corp.*	13,754	1,026,186
Lantheus Holdings, Inc.*	23,900	1,956,454
Masimo Corp.*	2,164	364,028
Merit Medical Systems, Inc.*	28,100	2,626,788
		8,744,043
Health Care Providers & Services 8.1%
AMN Healthcare Services, Inc.*	49,770	1,028,746
HealthEquity, Inc.*	38,037	3,984,756
Molina Healthcare, Inc.*	11,060	3,294,774
Option Care Health, Inc.*	116,897	3,796,815
Privia Health Group, Inc.*	53,100	1,221,300
RadNet, Inc.*	127,576	7,260,350
		20,586,741

Health Care Technology 0.4%
Waystar Holding Corp.*	27,400	1,119,838
Life Sciences Tools & Services 0.1%
OmniAb, Inc.*	93,870	163,334
Pharmaceuticals 1.0%
Arvinas, Inc.*	16,500	121,440
EyePoint Pharmaceuticals, Inc.*	31,800	299,238
Ligand Pharmaceuticals, Inc.*	19,157	2,177,768
		2,598,446
Industrials 20.7%
Aerospace & Defense 2.7%
Ducommun, Inc.*	82,433	6,811,439
Building Products 2.3%
Builders FirstSource, Inc.*	49,677	5,796,809
Commercial Services & Supplies 4.8%
MSA Safety, Inc.	17,173	2,876,993
Tetra Tech, Inc.	90,695	3,261,392
The Brink's Co.	66,738	5,959,036
		12,097,421
Electrical Equipment 1.7%
NEXTracker, Inc. “A”*	52,600	2,859,862
Thermon Group Holdings, Inc.*	51,271	1,439,689
		4,299,551
Machinery 1.1%
Chart Industries, Inc.*	17,700	2,914,305
Professional Services 3.8%
Kforce, Inc.	63,149	2,597,318
Maximus, Inc.	74,339	5,218,598
Verra Mobility Corp.*	69,000	1,751,910
		9,567,826
Trading Companies & Distributors 4.3%
FTAI Aviation Ltd.	20,900	2,404,336
Rush Enterprises, Inc. “A”	138,339	7,125,842
Titan Machinery, Inc.*	64,268	1,273,149
		10,803,327
Information Technology 21.4%
Communications Equipment 1.3%
Calix, Inc.*	60,697	3,228,473
Electronic Equipment, Instruments & Components 3.3%
Advanced Energy Industries, Inc.	42,567	5,640,128
Fabrinet*	8,700	2,563,716
		8,203,844
Semiconductors & Semiconductor Equipment 6.0%
FormFactor, Inc.*	49,487	1,702,848
Impinj, Inc.*	15,908	1,766,901
Power Integrations, Inc.	36,913	2,063,437
Semtech Corp.*	54,007	2,437,876

SiTime Corp.*	26,313	5,606,774
Ultra Clean Holdings, Inc.*	67,108	1,514,628
		15,092,464
Software 10.8%
Agilysys, Inc.*	70,885	8,126,256
Clearwater Analytics Holdings, Inc. “A”*	76,800	1,684,224
Commvault Systems, Inc.*	6,900	1,202,877
Five9, Inc.*	14,531	384,781
SPS Commerce, Inc.*	24,940	3,394,085
Tenable Holdings, Inc.*	74,926	2,531,000
Tyler Technologies, Inc.*	3,052	1,809,348
Varonis Systems, Inc.*	133,798	6,790,248
Workiva, Inc.*	21,160	1,448,402
		27,371,221
Materials 2.4%
Construction Materials 1.9%
Eagle Materials, Inc.	23,752	4,800,517
Metals & Mining 0.5%
Cleveland-Cliffs, Inc.*	160,880	1,222,688
Real Estate 2.7%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	87,741	2,799,815
Industrial REITs 0.8%
EastGroup Properties, Inc.	12,220	2,042,206
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	77,435	2,083,776
Utilities 0.5%
Water Utilities
American States Water Co.	17,400	1,333,884
Total Common Stocks (Cost $164,099,792)		247,456,028

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (a) (b)	7,265	0
OmniAb, Inc. $15.00 Earnout* (a) (b)	7,265	0
Total Other Investments (Cost $0)		0

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $5,475,356)	5,475,356	5,475,356

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $169,575,148)	100.2	252,931,384
Other Assets and Liabilities, Net	(0.2)	(498,678)
Net Assets	100.0	252,432,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
46,800	—	46,800 (e)	—	—	13,732	—	—	—
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.37% (c)
11,309,621	21,941,640	27,775,905	—	—	342,992	—	5,475,356	5,475,356
11,356,421	21,941,640	27,822,705	—	—	356,724	—	5,475,356	5,475,356

*	Non-income producing security.
(a)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$247,456,028	$—	$—	$247,456,028
Other Investments	—	—	0	0
Short-Term Investments	5,475,356	—	—	5,475,356
Total	$252,931,384	$—	$0	$252,931,384

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSCGF-PH3